Performance Management	Jun. 01, 2026
Corgi SK hynix 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi Samsung 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi Kioxia 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return).
The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi Besi 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi TEL 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi Advantest 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi ASM 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi MediaTek 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi Delta Electronics 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi Hyundai 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi DISCO 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi Lasertec 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com